Note 18 - Concentration of Risk in Customer and Supplier Relationships (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 30, 2012	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 15, 2013
Suntech America [Member]
Note 18 - Concentration of Risk in Customer and Supplier Relationships (Details) [Line Items]
Loss Contingency, Estimate of Possible Loss					$ 946,438
Loss Contingency Accrual		$ 946,438	$ 946,438
Liabilities, Total [Member] | Supplier Concentration Risk [Member]
Note 18 - Concentration of Risk in Customer and Supplier Relationships (Details) [Line Items]
Concentration Risk, Percentage		30.00%	39.00%	25.00%
Supplier Concentration Risk [Member]
Note 18 - Concentration of Risk in Customer and Supplier Relationships (Details) [Line Items]
Accounts Payable		$ 68,000	$ 0	$ 1,000,000
Stock Issued During Period, Shares, Purchase of Assets (in Shares)	1,900,000
Stock Issued During Period, Value, Purchase of Assets	$ 1,045,000